Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Additional Fair Value Measurements (Textual) [Abstract]
Non-financial assets
Non-financial liabilities
Interest Rate Swap Agreements [Member] | Level 2 [Member]
Fair Value Measurements (Textual) [Abstract]
Fair value of interest rate swap agreements	$ 24.5	$ 31.0